Document and Entity Information	Total
Risk/Return:
Document Type	497
Document Period End Date	Aug. 31, 2020
Entity Registrant Name	Ultimus Managers Trust
Entity Central Index Key	0001545440
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Dec. 31, 2020
Document Effective Date	Dec. 31, 2020
Prospectus Date	Dec. 29, 2020